UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.  20549

                              FORM 13F

                        FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2000

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Yacktman Asset Management Co.
Address: 303 West Madison Street
         Suite 1925
         Chicago, IL 60606

13F File Number:  28-3760

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Donald A. Yacktman
Title:    President
Phone:    312-201-1200
Signature, Place, and Date of Signing:

    Donald A. Yacktman    Chicago, Illinois    February 8, 2001


Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                          FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   59

Form 13F Information Table Value Total:   $187070



List of Other Included Managers:

 No.  13F File Number     Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
American Express Co.           common           025816109      412     7500 SH       SOLE                                       7500
American Home Prod.            common           026609107      356     5600 SH       SOLE                                       5600
Anheuser Busch Co.             common           035229103     1820    40008 SH       SOLE                     3216             36792
Bandag, Inc. Cl. A             common           059815308     4506   134500 SH       SOLE                   124500             10000
Belo Corp.                     common           080555105     1216    76000 SH       SOLE                                      76000
Berkshire Hathaway Cl. A       common           084670108     8023      113 SH       SOLE                                        113
Berkshire Hathaway Cl. B       common           084670207     1577      670 SH       SOLE                                        670
Bristol Myers Squibb           common           110122108      614     8300 SH       SOLE                                       8300
CenturyTel Inc.                common           156700106     2138    59800 SH       SOLE                                      59800
Ceridian Corp.                 common           15677T106     1338    67100 SH       SOLE                                      67100
Citigroup Inc.                 common           172967101     1963    38441 SH       SOLE                                      38441
Clorox                         common           189054109     6434   181228 SH       SOLE                    96672             84556
Deluxe Corp.                   common           248019101      758    30000 SH       SOLE                    30000
Dentsply Int'l Inc.            common           249030107    15513   396500 SH       SOLE                   219000            177500
Department 56, Inc.            common           249509100    12829  1115600 SH       SOLE                   887500            228100
Energizer Holdings             common           29266R108      473    22149 SH       SOLE                     4000             18149
Equifax Inc.                   common           294429105     1153    40200 SH       SOLE                                      40200
Federal Home Loan              common           313400301    10593   153800 SH       SOLE                     6200            147600
Federal Nat'l Mtg.             common           313586109      343     3950 SH       SOLE                                       3950
First Data Corp.               common           319963104    14850   281850 SH       SOLE                    73000            208850
First Health Group             common           320960107     7951   170750 SH       SOLE                    82000             88750
Franklin Covey Co.             common           353469109     6830   910645 SH       SOLE                   752500            158145
Gannett Company                common           364730101     1047    16600 SH       SOLE                     1000             15600
Gartner Group Cl. A            common           366651107      380    55100 SH       SOLE                                      55100
Gartner Group Cl. B            common           366651206     1544   243457 SH       SOLE                   243041               416
General Electric Co.           common           369604103     1366    28500 SH       SOLE                     8700             19800
Grey Advertising Inc.          common           397838103      260      400 SH       SOLE                                        400
H&R Block                      common           093671105     7410   179100 SH       SOLE                   108000             71100
Hospitalities Prop. Tr.        common           44106M102     1131    50000 SH       SOLE                    50000
IMS Health                     common           449934108      302    11200 SH       SOLE                     8000              3200
ITT Educational Services       common           45068B109     1749    79500 SH       SOLE                                      79500
Interpublic Group Co.          common           460690100     1630    38300 SH       SOLE                     3600             34700
Intimate Brands                common           461156101     3305   220340 SH       SOLE                    94150            126190
Jenny Craig, Inc.              common           224206102      797   580000 SH       SOLE                   580000
Johnson & Johnson              common           478160104     4024    38300 SH       SOLE                    14000             24300
K Swiss Cl. A                  common           482686102     2900   116000 SH       SOLE                   101000             15000
Lancaster Colony Corp.         common           513847103     8447   301000 SH       SOLE                   184100            116900
Marsh & McLennan Co.           common           571748102     1123     9600 SH       SOLE                                       9600
Masco Corp.                    common           574599106     1785    69500 SH       SOLE                                      69500
NOVA Corporation               common           669784100     1958    98200 SH       SOLE                                      98200
Pfizer Inc.                    common           717081103      731    15900 SH       SOLE                                      15900
Philip Morris Cos.             common           718154107    18672   424368 SH       SOLE                   268300            156068
Procter & Gamble Co.           common           742718109     2359    30072 SH       SOLE                     1336             28736
Ralston Purina Group           common           751277302     1752    67050 SH       SOLE                    12000             55050
Reynolds & Reynolds            common           761695105     1640    81000 SH       SOLE                                      81000
Russ Berrie & Co.              common           782233100     2919   138200 SH       SOLE                   100000             38200
SBC Communications             common           78387G103      377     7895 SH       SOLE                                       7895
ServiceMaster Co.              common           81760N109     3092   268838 SH       SOLE                   146200            122638
Torchmark Corp.                common           891027104     1042    27100 SH       SOLE                     7100             20000
Tupperware Corp.               common           899896104     2759   135000 SH       SOLE                   135000
U.S. Bancorp                   common           902973106      510    17478 SH       SOLE                     7944              9534
Unilever NV NY(NEW)            common           904784501      337     5357 SH       SOLE                     5357
Valassis Comm'ns.              common           918866104     2012    63750 SH       SOLE                    60000              3750
Verizon Comm'cations           common           92343V104      330     6588 SH       SOLE                                       6588
Waddell & Reed Cl. B           common           930059209      206     5502 SH       SOLE                                       5502
Waste Management Inc.          common           94106L109     1665    60000 SH       SOLE                    60000
Wells Fargo & Co.              common           949746104      472     8480 SH       SOLE                                       8480
Wesco Financial Co.            common           950817106     3132    11115 SH       SOLE                                      11115
Whitman Corp.                  common           96647K102      213    13000 SH       SOLE                                      13000